BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2021
Borrowings [abstract]
Schedule of Borrowings by Nature

		At June 30, 2021							At December 31, 2020
(in millions of Euros)		Nominal Value in Currency		Nominal rate	Nominal Value in Euros	(Arrangement fees)	Accrued interests	Carrying value	Carrying value
Secured Pan-U.S. ABL (due 2026) (A)			$—	Floating	—	—	—	—	—
Secured U.S. DDTL (expired in 2021) (A)			$—	Floating	—	—	—	—	—
Secured PGE French Facility (due 2022) (B)			€180	Floating	180	—	—	180	180
Secured German Facility (due 2022)			€—	2.000%	—	—	—	—	—
Secured Inventory Facility (due 2023) (C)			€—	Floating	—	—	—	—	—
Senior Unsecured Notes (D)
Issued May 2014 and	due 2024 (F)		$400	5.750%	—	—	—	—	325
Issued February 2017 and	due 2025 (E)		$650	6.625%	—	—	—	—	534
Issued November 2017 and	due 2026		$500	5.875%	421	(5)	9	425	411
Issued November 2017 and	due 2026		€400	4.250%	400	(4)	6	402	401
Issued June 2020 and	due 2028		$325	5.625%	274	(6)	1	269	260
Issued February 2021 and	due 2029 (E)		$500	3.750%	421	(7)	5	419	—
Issued June 2021 and	due 2029 (F)		€300	3.125%	300	(5)	1	296	—
Unsecured Revolving Credit Facility (due 2021) (G)			€—	Floating	—	—	—	—	—
Unsecured Swiss Facility (due 2025)		CHF	17	1.175%	16	—	—	16	18
Unsecured German Facility (due 2022)			€—	2.120%	—	—	—	—	—
Lease liabilities					186	—	1	187	195
Other loans (H)					62	—	1	63	67
Total Borrowings					2,260	(27)	24	2,257	2,391
Of which non-current								1,995	2,299
Of which current								262	92
(A)On April 27, 2021, the Pan-U.S. ABL facility maturity date was extended to April 2026 and the Delayed-Draw Term Loan (the “U.S. DDTL”) expired.
(B)On May 20, 2021, we exercised the option to repay the PGE French Facility in May 2022.
(C)On February 16, 2021, the Secured Inventory Facility maturity date was extended to April 2023.
(D)The Senior Unsecured Notes have been issued by Constellium SE and are guaranteed by certain subsidiaries.
(E)On February 24, 2021, Constellium SE issued $500 million Sustainability-Linked Senior Notes due 2029 and bearing an interest rate of 3.750%. Deferred arrangement fees were €7 million. Constellium has established two sustainability performance targets (greenhouse gas emissions intensity and recycled metal input). If Constellium does not satisfy the first target for the year ended December 31, 2025, the interest rate will be increased by 0.125% starting April 15, 2026. If Constellium does not satisfy the second target for the year ended December 31, 2026, the interest rate will be increased by 0.125%starting April 15, 2027 (in addition to any increase arising from failure to meet the first target). The net proceeds from the issuance were used to retire the $650 million 6.625% Senior Notes due 2025.
(F)On June 2, 2021, Constellium SE issued €300 million Sustainability-Linked Senior Notes due 2029 and bearing an interest rate of 3.125%. Deferred arrangement fees were €5 million. Constellium has established two sustainability performance targets (greenhouse gas emissions intensity and recycled metal input). If Constellium does not satisfy the first target for the year ended December 31, 2025, the interest rate will be increased by 0.125%, starting July 15, 2026. If Constellium does not satisfy the second target for the year ended
December 31, 2026, the interest rate will be increased by 0.125%, starting July 15, 2027 (in addition to any increase arising from failure to meet the first target). The net proceeds from the issuance were used to retire the $400 million 5.750% Senior Notes due 2024.
(G)The Unsecured Revolving Credit Facility of one of our French entities has a €2 million borrowing base and is provided by Bpifrance Financement, a related party.
(H)Other loans include €42 million of financial liabilities relating to the sale and leaseback of assets that were considered to be financing arrangements in substance.
Schedule of Movement in Borrowings

(in millions of Euros)	At June 30, 2021	At December 31, 2020
At the beginning of the period (January 1)	2,391	2,361
Cash flows
Proceeds from issuance of Senior Notes (A)	712	290
Repayment of Senior Notes (A)	(863)	(200)
Repayment of U.S. revolving credit facilities	—	(129)
Proceeds from other borrowings	2	202
Repayments of other borrowings	(9)	(10)
Lease repayments	(17)	(35)
Payment of deferred financing costs	(12)	(6)
Non-cash changes
Movement in interest accrued	(8)	(1)
Changes in leases and other loans	8	62
Deferred arrangement fees	13	5
Effects of changes in foreign exchange rates	40	(148)
At the end of the period	2,257	2,391
(A)On February 24, 2021, Constellium SE issued $500 million 3.750% Sustainability-Linked Senior Notes and used the proceeds to tender and redeem the $650 million 6.625% Senior Notes due 2025. On June 2, 2021, Constellium SE issued €300 million 3.125% Sustainability-Linked Senior Notes and used the proceeds to redeem the $400 million 5.750% Senior Notes due 2024.
Schedule of Currency Concentration of Total Borrowings

(in millions of Euros)	At June 30, 2021	At December 31, 2020
U.S. Dollar	1,182	1,602
Euro	1,048	757
Other currencies	27	32
Total borrowings	2,257	2,391